Retirement Benefit Plans	12 Months Ended
Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Retirement Benefit Plans	30. RETIREMENT BENEFIT PLANS
The amounts recognised in the balance sheet were as follows:

	Group
	2023	2022
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	723	1,051
Funded defined benefit pension scheme - deficit	(41)	—
Unfunded pension and post-retirement medical benefits	(25)	(25)
Total net assets	657	1,026
a) Defined contribution pension plansThe majority of employees are members of a defined contribution Master Trust, LifeSight. This is the plan into which eligible employees are enrolled automatically.
The assets of LifeSight are held in separate trustee-administered funds. Funds arising from Additional Voluntary Contributions (AVCs) are largely held within the main defined benefit scheme operated by the Santander UK group.
An expense of £71m (2022: £60m) was recognised for defined contribution plans in the period and is included in staff costs within operating expenses (see Note
6).
b) Defined benefit pension schemes
The Santander UK group operates a number of defined benefit pension schemes. The main scheme is the Santander (UK) Group Pension Scheme (the
Scheme). It comprises seven legally segregated sections. The Scheme covers 7% (2022: 10%) of the Santander UK group’s current employees and is a funded defined benefit scheme which is closed to new members. Members accrue final salary benefits for each year of service in the Scheme, according to a salary definition which varies across the sections.
The corporate trustee of the Scheme is Santander (UK) Group Pension Scheme Trustees Limited (the Trustee), a private limited company incorporated in 1996 and a wholly owned subsidiary of Santander UK Group Holdings plc. The principal duty of the Trustee is to act in the best interests of the members of the Scheme.
The Trustee board comprises six (2022: six) Directors selected by Santander UK Group Holdings plc, plus four (2022: four) member-nominated Directors selected from eligible members who apply for the role.
The assets of the funded schemes including the Scheme are held independently of the Santander UK group’s assets in separate trustee administered funds.
Investment strategy across the sections of the Scheme remains under regular review. Responsibility for investment decisions, policy and strategy rests with the
Trustee of the Scheme who is required under the Pensions Act 2004 to prepare a statement of investment principles. The defined benefit pension schemes expose the Santander UK group to risks such as investment risk, interest rate risk, longevity risk and inflation risk. The Santander UK group does not hold any insurance policies over the defined benefit pension schemes and has not entered into any significant transactions with them.
For IAS 19, an accounting valuation of the assets and liabilities of the defined benefits schemes is prepared at each balance sheet date. For funding purposes, formal actuarial valuations are carried out on at least a triennial basis. Both valuations are carried out by independent professionally qualified actuaries. The
Scheme Trustee is responsible for the funding actuarial valuations and in doing so considers, or relies in part on, a report of a third-party expert. The latest triennial funding valuation for the Scheme at 31 March 2022 was finalised in November 2022, with an overall scheme deficit of £183m. The next scheduled triennial funding valuation will be at 31 March 2025. Any funding surpluses can be recovered by Santander UK plc from the Scheme through refunds as the Scheme is run off over time or could be used to pay for the cost of benefits which are accruing.
The main differences between the assumptions used for assessing the defined benefit liabilities for the funding valuation and those used for IAS 19 are that the financial and demographic assumptions used for the funding valuation are generally more prudent than those used for the IAS 19 valuation.
The total amount charged to the income statement was as follows:

			Group
	2023	2022	2021
	£m	£m	£m
Net interest income	(54)	(31)	(5)
Current service cost	13	30	38
Past service and GMP costs	1	—	—
Past service curtailment costs	—	—	5
Administration costs	7	9	8
	(33)	8	46
The amounts recognised in other comprehensive income were as follows:

			Group
	2023	2022	2021
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	352	5,531	(452)
Actuarial (gains) arising from changes in demographic assumptions	(51)	(122)	(17)
Actuarial losses/(gains) arising from experience adjustments	91	481	(19)
Actuarial losses/(gains) arising from changes in financial assumptions	206	(5,167)	(775)
Pension remeasurement	598	723	(1,263)
Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2023	2022
	£m	£m
At 1 January	(7,937)	(12,884)
Current service cost paid by Santander UK plc	(13)	(29)
Current service cost paid by other subsidiaries	—	(1)
Interest cost	(379)	(241)
Employer salary sacrifice contributions	(1)	(3)
Past service cost	(1)	—
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	51	122
– Experience adjustments	(91)	(481)
– Changes in financial assumptions	(206)	5,167
Benefits paid	372	413
Derecognition of pension scheme liabilities arising from the wind up of the offshore scheme	4	—
At 31 December	(8,201)	(7,937)
Movements in the fair value of the schemes’ assets were as follows:

	Group
	2023	2022
	£m	£m
At 1 January	8,963	14,420
Interest income	433	272
Contributions paid by employer and scheme members	197	224
Administration costs paid	(7)	(9)
Return on plan assets (excluding amounts included in net interest expense)	(352)	(5,531)
Benefits paid	(372)	(413)
Derecognition of pension scheme assets arising from the wind up of the offshore scheme	(4)	—
At 31 December	8,858	8,963
The composition and fair value of the schemes’ assets by category was:

							Group
	Quoted prices in active markets		Prices not quoted in active markets		Total		Valuation
2023	£m	%	£m	%	£m	%	technique
Overseas equities	—	—	980	11	980	11	A,C
Corporate bonds	2,284	26	242	3	2,526	29	A,C
Government fixed interest bonds	1,618	18	—	—	1,618	18	A
Government index-linked bonds	4,422	50	—	—	4,422	50	A
Property	—	—	1,080	12	1,080	12	B
Derivatives	—	—	(2)	—	(2)	—	A
Cash	—	—	586	7	586	7	A
Repurchase agreements(1)	—	—	(3,062)	(35)	(3,062)	(35)	A
Infrastructure	—	—	408	5	408	5	B,C
Annuities	—	—	293	3	293	3	D
Longevity swap	—	—	(16)	—	(16)	—	D
Other	—	—	25	—	25	—	C
	8,324	94	534	6	8,858	100
2022
Overseas equities	—	—	1,172	13	1,172	13	A,C
Corporate bonds	1,991	22	244	3	2,235	25	A,C
Government fixed interest bonds	1,138	13	—	—	1,138	13	A
Government index-linked bonds	5,525	62	—	—	5,525	62	A
Property	—	—	1,202	13	1,202	13	B
Derivatives	—	—	(78)	(1)	(78)	(1)	A
Cash	—	—	1,340	15	1,340	15	A
Repurchase agreements(1)	—	—	(4,312)	(48)	(4,312)	(48)	A
Infrastructure	—	—	426	5	426	5	B,C
Annuities	—	—	298	3	298	3	D
Longevity swap	—	—	(12)	—	(12)	—	D
Other	—	—	29	—	29	—	C
	8,654	97	309	3	8,963	100
(1)Sale and repurchase agreements net of purchase and resale agreements.
Valuation techniques
The main methods for measuring the fair value of the Scheme’s assets at 31 December 2023 and 2022 are set out below.
A.The asset valuation is provided by the asset manager. The valuation is based on observable market data, and where relevant is typically based on bid price values, or the single price if only one price is available.
B.The underlying asset valuations are prepared by an independent expert, adjusted for any cash movements where necessary since the latest valuation.
C.Assets are valued by reference to the latest manager statements provided by the managers, adjusted for any cash movements since the latest valuation.
D.Assets relating to insured liabilities are valued by the actuaries based on our year-end accounting assumptions.
The ‘Other’ category includes hedge fund investments.
A number of insurance transactions have been entered into that have been included in the asset valuation under annuities and Longevity swap. The transactions were as follows:
–In May 2020 a pensioner buy-in was entered into by the Trustee. This transaction insured 100% of the SMA section pensioner liabilities and 50% of the SPI section pensioner liabilities based on membership in the Scheme at 31 December 2018.
–In March 2021, the Trustee entered into a longevity swap. Approximately 85% of pensioner liabilities were covered by the longevity swap at inception, excluding pensioners in the SMA and SPI sections.
–In 2022, a pensioner buy-in was entered into by the Trustee covering pensioners in the SMA and SPI sections who were uninsured at 30 June 2021.
–In July 2022, the Trustee entered into a second longevity swap, extending the insurance over uninsured pensioners in the same membership groups covered by the first swap transacted in March 2021, based on membership in the Scheme at 31 December 2021.
At 31 December 2023, as highlighted above, the Scheme was invested in certain assets whose values are not based on market observable data, such as the investments in unquoted equities and bonds, as well as property, infrastructure and hedge funds. The valuation of these assets relies on unobservable data as these assets do not have a readily available quoted price in an active market. A large proportion of the property is directly held and valued using a bespoke valuation method taking both the nature of the properties and the tenancy schedules as inputs to derive the fair value. Where there is a time lag between the net asset value and the balance sheet date, management adjusts the value of the assets for any cash movements. Due diligence has been conducted to ensure the values obtained in respect of these assets are appropriate and represent fair value. Given the nature of these investments, we are unable to prepare sensitivities on how their values could vary as market conditions or other variables change.
A strategy is in place to manage interest rate and inflation risk relating to the liabilities. The Scheme also hedges a proportion of its foreign exchange exposure to manage currency risk. At 31 December 2023 the currency forwards had a notional value of £859m (2022: £985m). There have been no significant changes to the asset allocation over 2023.
The Santander UK group’s pension schemes did not directly hold any equity securities of the Company or any of its related parties at 31 December 2023 and
2022. The Santander UK group’s pension scheme assets do not include any property or other assets that are occupied or used by the Santander UK group.
Funding
In November 2022, in compliance with the Pensions Act 2004, the Trustee and the Santander UK group agreed to a new recovery plan in respect of the Scheme and a schedule of contributions following the finalisation of the 31 March 2022 actuarial valuation. The funding target for this actuarial valuation is for the Scheme to have sufficient assets to make payments to members in respect of the accrued benefits as and when they fall due. In accordance with the terms of the Trustee agreement in place at the time, the Santander UK group contributed £194m in 2023 (2022: £218m) to the Scheme, of which £164m (2022: £178m) was in respect of agreed deficit repair contributions. The agreed schedule of the Santander UK group’s contributions to the Scheme covers the period up to 31 March 2026, and comprises contingent contributions which become due if the funding position of any section falls behind the agreed plan. The Santander UK group also meets
Scheme administration expenses. The funding valuation is used to judge the amount of cash contributions the Santander UK group needs to put into the pension scheme. It will always be different to the IAS 19 accounting position, which is an accounting rule concerning employee benefits and shown on the balance sheet of our financial statements.
Actuarial assumptions
The principal actuarial assumptions used for the Scheme were:

	Group
	2023	2022	2021
	%	%	%
To determine benefit obligations(1):
– Discount rate for scheme liabilities	4.6	4.9	1.9
– General price inflation	3.0	3.1	3.4
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	3.0	3.0	3.2

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.0	27.4	27.5
– Females	29.8	30.1	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.6	28.9	29.0
– Females	31.3	31.6	31.6
(1)The discount rate and inflation related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.
The majority of the liability movement in 2023 was due to the reduction in credit spreads over the year.
Discount rate for scheme liabilities
The rate used to discount the retirement benefit obligation for accounting purposes is based on the annual yield at the balance sheet date of high-quality corporate bonds on that date. There are only a limited number of higher quality Sterling-denominated corporate bonds, particularly those that are longer-dated. Therefore, in order to set a suitable discount rate, we need to construct a corporate bond yield curve. The model which we use to construct the curve uses corporate bond data but excludes convertible bonds, asset-backed bonds and government related bonds. The curve is then constructed from this data by extrapolating the spot rates from 30 years to 50 years by holding the spread above nominal gilt spot rates constant. From 50 years onwards, it is assumed that spot rates remain constant.
When considering an appropriate assumption, we project forward the expected cash flows of each section of the Scheme and adopt a single equivalent cash flow weighted discount rate for each section, subject to management judgement.
General price inflation
Consistent with our discount rate methodology, we set the inflation assumption using the expected cash flows for each section of the Scheme, fitting them to an inflation curve to give a weighted average inflation assumption. We then deduct an inflation risk premium to reflect the compensation holders of fixed rate instruments expect to receive for taking on the inflation risk. This premium is subject to a cap, to better reflect management’s view of inflation expectations.
General salary increase
From 1 March 2015, a cap on pensionable pay increases of 1% each year was applied to staff in the Scheme.
Expected rate of pension increase
The pension increase assumption methodology uses a stochastic model, which is calibrated to consider both the observed historical volatility term structure and derivative pricing. The model allows for the likelihood that high or low inflation in one year, feeds into inflation remaining high or low in the next year.
Mortality assumptions
The mortality assumptions are based on an independent analysis of the Scheme’s actual mortality experience, carried out as part of the triennial actuarial valuation, together with recent evidence from the Continuous Mortality Investigation. An allowance is then made for expected future improvements to life expectancy based on the Continuous Mortality Investigation Tables. Following this review the S3 Medium all pensioner mortality table was adopted with appropriate adjustments to reflect the actual mortality experience. At 31 December 2023 the assumption for future improvements was updated and the CMI 2022 projection model was adopted, with model parameters selected having had regard to the Scheme’s membership profile with an initial addition to improvements of
0.25% per annum, together with a long-term rate of future improvements to life expectancy of 1.25% for male and female members.
In 2022, the methodology for setting the demographic assumptions was changed to better represent current expectations, following a review carried out by the
Trustee as part of the 2022 triennial valuation. These reviews resulted in changes in the assumptions for family statistics, early retirement and the withdrawal assumption, which were retained at 31 December 2023.
Actuarial assumption sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Group
		(Decrease)/increase
		2023	2022
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	50bps increase	(507)	(501)
General price inflation	50bps increase	385	374
Mortality	Each additional year of longevity assumed	223	203
The 50bps sensitivity to the inflation assumption includes the corresponding impact of changes in future pension increase assumptions before and after retirement. The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the changes in assumptions would occur in isolation of one another as some of the assumptions may be correlated. Furthermore, in presenting the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same method used to calculate the defined benefit obligation recognised in the balance sheet. There were no changes in the methods and assumptions used in preparing the sensitivity analyses from prior years.
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2024	455
2025	389
2026	404
2027	428
2028	444
Five years ending 2033	2,398
The average duration of the defined benefit obligation at 31 December 2023 was 13.8 years (2022: 14.2 years).
Emerging risks
The focus in 2023 shifted to the risks arising from the Scheme’s private market assets, rising interest rates and cybersecurity risk. The Santander UK group collaborated with the Trustee to identify and monitor such risks to ensure they are adequately managed. The Trustee has engaged an independent cybersecurity advisor to review the cybersecurity arrangements of its most critical suppliers and provide recommendations on potential improvements.
The Trustee has established the Sustainability Committee which is responsible for overseeing the Scheme’s policies, regulatory obligations and priorities in respect of climate change and wider Environmental, Social and Governance (ESG) related matters. This includes the monitoring of climate change related risks and opportunities, scenario analysis and monitoring of investments from an ESG perspective.
The Santander UK group's employee pension funds recognise the magnitude of the challenges that climate and energy transition pose to governments, companies and civil society. They are also aware of their impact on the ability to comply with their fiduciary duty providing long-term risk-adjusted returns to their members. They have committed to a target of net zero by 2050, showing their full support for the Santander UK group's vision, commitment to sustainability and climate change.